Income Taxes	12 Months Ended
Apr. 30, 2011
Income Taxes [Text Block]
Note 9	Income Taxes

Deferred tax assets and liabilities are recognized for temporary differences between the carrying amount of the balance sheet items and their corresponding tax values as well as for the benefit of losses available to be carried forward to future years for tax purposes that are likely to be realized.

Significant components of the Company’s deferred tax assets and liabilities, after applying enacted corporate income tax rates, are as follows:

	Years Ended
	April 30,
	2011	2010
Tax loss carry forwards	$15,189,000	$12,894,000
Capital losses carried forward	314,000	–
Equipment	91,000	1,123,000
Other	72,000	–
Undeducted research and development expenses	3,916,000	2,645,000
Investment tax credits	625,000	1,322,000
Cumulative unrealized foreign exchange gain	704,000	(159,000)
Acquired technology and other intangibles	(751,000)	(706,000)
Valuation allowance established by management	(20,160,000)	(17,119,000)
Net deferred tax assets	$–	$–

The provision for income taxes differ from the amount calculated using the U.S. federal and state statutory income tax rates as follows:

	Years Ended
	April 30,
	2011	2010
Benefit from net loss, at U.S. rates	$(1,204,000)	$(1,857,000)
Foreign loss at other than U.S. rates	–	28,000
Non-deductible expenses	(191,000)	8,000
Non-deductible stock option compensation	295,000	300,000
Effect of reduction in foreign statutory rates	19,000	46,000
Foreign exchange losses on revaluation of deferred tax balances	(1,613,000)	(1,777,000)
Other	(347,000)	–
Expiry of non-operating losses	–	415,000
Increase in valuation allowance	3,041,000	2,837,000
Income tax expense for year	$–	$–

The Company establishes its valuation allowance based on projected future operations. Management has determined that the allowance should be 100% of the deferred tax assets. When circumstances cause a change in management’s judgment about the recoverability of deferred tax assets, the impact of the change on the valuation allowance will be reflected in current income.

As at April 30, 2011, the Company had net operating loss carry-forwards available to reduce taxable income in future years as follows:

Country	Amount	Expiration Dates

United States – US$	$28,092,000	2026 – 2031
Canada – CDN$	$21,431,000*	2012 – 2031

*These losses are subject to tax legislation that limits the use of the losses against future income of the Company’s Canadian subsidiaries.

On May 1, 2007, the Company adopted Financial Accounting Standards Board (“FASB”) interpretation No. 48, “ Accounting for Uncertainty in Income Taxes-an Interpretation of FASB Statement ”, (codified in FASB ASC Topic 740). The Company is subject to taxation in the U.S., Canada, and the U.K. It is subject to tax examinations by tax authorities for all taxation years commencing in or after 2002. The Company does not expect any material increase or decrease in its income tax expense, in the next twelve months, related to examinations or changes in uncertain tax positions.

Changes in the Company’s uncertain tax positions for the year ended April 30, 2011 and April 30, 2010 were as follows:

	Years Ended
	April 30,
	2011	2010
Balance at beginning of year	$98,575	$98,575
Increases related to prior year tax positions (interest and penalties)	–	–
Increases related to current year tax positions (interest and penalties)	–	–
Settlements	–	–
Lapses in statute of limitations	–	–
Balance at end of year	$98,575	$98,575